Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Leases1 [Abstract]
Disclosure of quantitative information about right-of-use assets	Right-of-use asset:

Rights-of-use	January 1, 2024	Additions	Disposals	December 31, 2024

Office space	$2,552,121	$-	$-	$2,552,121
Vehicles and office furniture	791,773	362,585	-	1,154,358

Cost of rights-of-use	$3,343,894	$362,585	$-	$3,706,479

Depreciation of rights-of-use	January 1, 2024	Additions	Disposals	December 31, 2024

Office space	$(1,961,025)	$(434,040)	$-	$(2,395,065)
Vehicles and office furniture	(548,670)	(228,952)	-	(777,622)
Accumulated depreciation	(2,509,695)	(662,992)	-	(3,172,687)

Total	$834,199	$(300,407)	$-	$533,792

Rights-of-use	January 1, 2023	Additions	Disposals	December 31, 2023

Office space	$2,552,121	$—	$-	$2,552,121
Vehicles and office furniture	791,773	—	-	791,773

Cost of rights-of-use	$3,343,894	$—	$-	$3,343,894

Depreciation of rights-of-use

Office space	$(1,508,871)	$(452,154)	$-	$(1,961,025)
Vehicles and office furniture	(417,078)	(131,592)	-	(548,670)
Accumulated depreciation	(1,925,949)	(583,746)	-	(2,509,695)

Total	$1,417,945	$(583,746)	$-	$834,199

Rights-of-use	January 1, 2022	Additions	Disposals	December 31, 2022

Office space	$2,296,581	$255,540	$-	$2,552,121
Vehicles and office furniture	411,357	380,416	-	791,773

Cost of rights-of-use	$2,707,938	$635,956	$-	$3,343,894

Depreciation of rights-of-use

Office space	$(1,078,035)	$(430,836)	$-	$(1,508,871)
Vehicles and office furniture	(285,486)	(131,592)	-	(417,078)
Accumulated depreciation	(1,363,521)	(562,428)	-	(1,925,949)

Total	$1,344,417	$73,528	$-	$1,417,945

Disclosure of lease obligations	Lease obligations:

	January 1, 2024	Additions	Disposals	Interests accrued	Repayments	December 31, 2024

Lease liabilities	$897,651	$362,585	$	$88,691	$(790,811)	$558,116

	January 1, 2023	Additions	Disposals	Interests accrued	Repayments	December 31, 2023

Lease liabilities	$1,503,939	$-	$-	$103,611	$(709,899)	$897,651

	January 1, 2022	Additions	Disposals	Interests accrued	Repayments	December 31, 2022

Lease liabilities	$1,380,413	$635,956	$-	$135,531	$(647,961)	$1,503,939

Disclosure of maturity analysis of operating lease payments
Future minimum lease payments receivable under non-cancellable operating lease agreements are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Not later than 1 year	$245,419,836	$204,723,974	$155,267,112
Later than 1 year and not later than 3 years	408,682,758	344,644,619	250,043,235
Later than 3 year and not later than 5 years	389,084,863	329,579,421	209,592,871
Later than 5 years	222,656,368	185,044,052	154,909,895

	$1,265,843,825	$1,063,992,066	$769,813,113
Analysis of maturity of liabilities by lease:

Finance lease liabilities	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022

Less than 1 year	$445,054	$662,388	$709,901
Later than 1 year and not later than 5 years	161,166	301,099	963,487
	606,220	963,487	1,673,388
Less: future finance cost	(48,104)	(65,836)	(169,449)

Total lease liability	$558,116	$897,651	$1,503,939

Lease - short term	$408,373	$607,481	$606,281
Lease liabilities- long term	149,743	290,170	897,658

Total lease liability	$558,116	$897,651	$1,503,939